GENERAL (Narrative) (Details) - USD ($)						1 Months Ended					2 Months Ended	10 Months Ended	12 Months Ended
	Aug. 13, 2025	Feb. 06, 2025	Sep. 10, 2024	Apr. 09, 2024	Jul. 14, 2023	Dec. 18, 2024	Apr. 15, 2024	Mar. 24, 2024	Dec. 28, 2023	Jul. 18, 2023	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Feb. 17, 2025
Subsidiary, Sale of Stock [Line Items]
Consolidated Net loss													$ (4,838,000)	$ (14,588,000)	$ (9,344,000)
Cash used in operating activities													(3,955,000)	(12,621,000)	(6,679,000)
Accumulated deficit											$ (56,451,000)	$ (61,289,000)	(61,289,000)	$ (56,451,000)
Cash												$ 4,166,000	$ 4,166,000
Number of share issued											68,640		68,640
Common Stock, Shares, Issued											341,827	830,613	830,613	341,827
Proceeds from Issuance of Common Stock													$ 4,000,000	$ 1,350,000	0
Proceeds from exercise of warrants													0	$ 3,165,000	$ 2,511,000
Proceeds from Issuance of Warrants											$ 1,350,000		$ 1,350,000
Number of warrants												3,015,228	3,015,228
Warrants exercise price							$ 96								$ 342
Layerbio Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Effective Date of Acquisition	Aug. 13, 2025
Ownership Percentage Fully Diluted	51.00%
Business Combination Maximum Potential Contingent Consideration	$ 3,000,000
Percentage of voting interests acquired	51.00%
Investment												$ 600,000	$ 600,000
Layerbio Inc [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination Equity Interest Issued Or Issuable	7,331,378
Ownership Percentage Of Acquiree	54.40%
Bladeranger Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired																	100.00%
Bladeranger Ltd [Member] | DeepSolar asset [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired																100.00%
Proceeds from exercise of warrants												$ 8,400
Reverse share split		1-for-5 reverse share split
Reverse share split, stock issued		47,500
Investor Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued				1,467				1,016							1,417
Proceeds from exercise of warrants									$ 1,300,000
Warrants Issued to purchase aggregate ordinary shares									3,899						3,899
Warrants exercise price							$ 95.99		$ 342
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued											37,937			37,937
Warrants Issued to purchase aggregate ordinary shares					1,527					1,389
Proceeds from Issuance of Warrants						$ 3,170,000
Number of warrants issued					2,510	98,930
Number of warrants					983					1,208
Warrants exercise price			$ 32			$ 32
Investor [Member] | April 2024 Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued							3,729
Warrants Issued to purchase aggregate ordinary shares							37,938
Number of warrants							37,938
Warrants exercise price							$ 96
Investor [Member] | Investor Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares							41,667
Number of warrants							41,667
Warrants exercise price							$ 95.95
Investor [Member] | Inducement offer letter agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares			98,930
Proceeds from Issuance of Warrants			$ 1,600,000
Number of warrants			98,930
Warrants exercise price			$ 32
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Warrants							$ 4,000,000
Number of warrants							2,917
Warrants exercise price							$ 120
Net Proceeds Of Warrants							$ 3,300,000
September Warrants And December Warrants [Member] | Investor [Member] | Inducement offer letter agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares			49,465
Warrants exercise price			$ 32				$ 96
Atm Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued												285,032	285,032
Proceeds from Issuance of Common Stock													$ 4,000,000
Stock Issuance Costs													$ 3,800,000